Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock	Additional Paid - In Capital Series A Preferred	Additional Paid - In Capital Series B Preferred	Additional Paid In Capital Common	Accumulated other comprehensive loss	Accumulated Deficit
Balance, shares at Dec. 31, 2018		1,562,500	10,000	4,620,596
Balance, amount at Dec. 31, 2018	$ 197,898	$ 156	$ 10	$ 4,621	$ 124,844	$ 7,156,204	$ 901,161	$ 22,704	$ (8,011,802)
Issuance of Inducement common shares, shares				10,417
Issuance of Inducement common shares, amount	0	$ 0	$ 0	$ 10	0	0	(10)	0	0
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, shares				229,102
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, amount	$ 657,247	$ 0	$ 0	$ 229	0	0	$ 657,018	0	0
Fair Value of Warrants Issued with 8% Senior Secured Convertible Promissory Note - 2nd Tranche	121,320						121,320
Fair Value of Beneficial Conversion Feature of the 8% Senior Secured Convertible Promissory Note - 2nd Tranche	$ 403,689	$ 0	$ 0	$ 0	0	0	$ 403,689	0	0
Fair Value of Beneficial Conversion Feature of the 8% Senior Secured Convertible Promissory Note - 12/2/2019 Note	132,500	$ 0	$ 0	$ 0	0	0	132,500	0	0
Common Stock issued as Financing Fee for the Equity Purchase Agreement, shares				20,000
Common Stock issued as Financing Fee for the Equity Purchase Agreement, amount	48,300	$ 0	$ 0	$ 20	0	0	48,280	0	0
Foreign Currency Translation Loss	(42,802)	0	0	0	0	0	0	(42,802)	0
Net Loss	(2,305,073)	0	0	0	0	0	0	0	(2,305,073)
Balance, amount at Dec. 31, 2019	(786,921)	$ 156	$ 10	$ 4,880	124,844	7,156,204	2,263,958	(20,098)	(10,316,875)
Balance, shares at Dec. 31, 2019		1,562,500	10,000	4,880,115
Foreign Currency Translation Loss	138,665
Net Loss	(466,130)	$ 0	$ 0	$ 0	0	0	0	0	(466,130)
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (unaudited), shares				215,285
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (unaudited), amount	166,724	$ 0	$ 0	$ 215	0	0	166,509	0	0
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $9,000 (Unaudited), shares				36,667
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $9,000 (Unaudited), amount	41,881	$ 0	$ 0	$ 37	0	0	41,844	0	0
Foreign Currency Translation Gain (Unaudited)	138,665	0	0	0	0	0	0	138,665	0
Balance, amount at Mar. 31, 2020	(905,781)	$ 156	$ 10	$ 5,132	124,844	7,156,204	2,472,311	118,567	(10,783,005)
Balance, shares at Mar. 31, 2020		1,562,500	10,000	5,132,067
Balance, shares at Dec. 31, 2019		1,562,500	10,000	4,880,115
Balance, amount at Dec. 31, 2019	(786,921)	$ 156	$ 10	$ 4,880	124,844	7,156,204	2,263,958	(20,098)	(10,316,875)
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, shares				510,810
Partial Conversion of 8% Senior Secured Convertible Promissory Notes, amount	348,684	$ 0	$ 0	$ 511			348,173	0	0
Foreign Currency Translation Loss	(55,321)	0	0	0				(55,321)	0
Net Loss	(1,185,846)	$ 0	$ 0	$ 0				0	(1,185,846)
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $20,500, shares				333,333
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $20,500, amount	287,228	$ 0	$ 0	$ 333			286,895	0	0
Balance, amount at Dec. 31, 2020	(1,392,176)	$ 156	$ 10	$ 5,724	124,844	7,156,204	2,899,026	(75,419)	(11,502,721)
Balance, shares at Dec. 31, 2020		1,562,500	10,000	5,724,312
Issuance of Inducement common shares, shares				14,493
Foreign Currency Translation Loss	(32,895)
Net Loss	(1,047,165)								(1,047,165)
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (unaudited), shares				1,745,342
Partial Conversion of 8% Senior Secured Convertible Promissory Notes (unaudited), amount	1,005,727	$ 0	$ 0	$ 1,745	0	0	1,003,982	0	0
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $9,000 (Unaudited), shares				120,000
Puts of Common Stock Under the Equity Purchase Agreement, net of issuance costs of $9,000 (Unaudited), amount	314,416	$ 0	$ 0	$ 120	0	0	314,296	0	0
Issuance of Common Stock for Services (Unaudited), amount	43,696	$ 0	$ 0	$ 15	0	0	43,681	0	0
Partial Conversion of the Series B Convertible Preferred Stock, shares			(9,500)	844,233
Partial Conversion of the Series B Convertible Preferred Stock, amount	0	$ 0	$ (9)	$ 844	0	(6,798,394)	6,797,559	0	0
Foreign Currency Translation Loss	(32,895)							(32,895)
Fair Value of Beneficial Conversion Feature of the 8% Senior Secured Convertible Promissory Note, Issued March 5, 2021 (Unaudited)	369,671	0	0	0	0	0	369,671	0	0
Balance, amount at Mar. 31, 2021	$ 41,402	$ 156	$ 1	$ 8,448	$ 124,844	$ 357,810	$ 12,208,343	$ (108,314)	$ (12,549,886)
Balance, shares at Mar. 31, 2021		1,562,500	500	8,448,380